Registration No. 033-96334
Investment Company Act No. 811-09088

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 18, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 27	☒
(Check Appropriate Box or Boxes)

EMPIRIC FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin (Address of Principal Executive Offices)	53201-0701 (Zip Code)

1-800-880-0324 (Registrant's Telephone Number, Including Area Code)

Mark A. Coffelt Empiric Advisors, Inc. 6300 Bridgepoint Parkway, Suite 105 Austin, Texas 78730 (Name and Address of Agent for Service)	WITH A COPY TO: DeeAnne Sjögren Thompson Coburn LLP One US Bank Plaza St. Louis, MO 63101-1611

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 25 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 24 on Form N-1A filed on January 28, 2011.  This PEA No. 25 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 24 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Austin and State of Texas on the 18th day of February, 2011.

EMPIRIC FUNDS, INC. (Registrant)

By:	/s/ Mark. A. Coffelt
Mark A. Coffelt
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark A. Coffelt	President, Treasurer and Director (principal executive officer and principal financial officer)	February 18, 2011
Mark A. Coffelt

/s/ Edward K. Clark	Director	February 18, 2011
Edward K. Clark

/s/ John Henry McDonald	Director	February 18, 2011
John Henry McDonald

/s/ Janis Clafin	Director	February 18, 2011

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE